Submission	Sep. 20, 2024
Submission [Line Items]
Central Index Key	0001766502
Registrant Name	Chewy, Inc.
Registration File Number	333-274535
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES